INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	Patent	Rights	Intellectual Property	Total
Balance, December 31, 2019 and 2020	$40,840	$672,959	$-	$713,799
Additions	-	-	169,973	169,973

Balance, December 31, 2021	$40,840	$672,959	$169,973	$883,772
Accumulated Amortization
Balance, December 31, 2019	$40,840	$65,000	$-	$105,840
Amortization	-	-	-	-
Balance, December 31, 2020	$40,840	$65,000	$-	$105,840
Amortization	-	303,980	-	303,980

Balance, December 31, 2021	$40,840	$368,980	$-	$409,820
Carrying Value
December 31, 2021	$-	$303,979	$169,973	$473,952
December 31, 2020	$-	$607,959	$-	$607,959